DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	12 Months Ended
	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $
Variation in Prices
National Consumer Price Index	7,694	3,533.2	1,134.6
Banco Nacin US$/$ exchange rate	1,032	808.4	177.2
Commodity price risk
Variation in Prices
Annual (as a percent)	117.80%	211.40%	94.80%
Currency risk
Variation in Prices
Annual (as a percent)	27.70%	356.30%	72.50%